INCOME TAXES. (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Current provision (benefit)					$ (589)	$ (490)	$ 141
Deferred provision (benefit)					27	169	(1,122)
Total				$ 563	$ (562)	$ (321)	$ (981)